CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Revenue	$ 1,071	$ 1,338	$ 1,436
Cost of sales	(663)	(811)	(831)
Gross profit	408	527	605
Selling expenses	(38)	(26)	(37)
Administrative expenses	(93)	(105)	(130)
Exploration expenses		(9)	(1)
Other operating income	56	79	223
Other operating expenses	(36)	(43)	(156)
Impairment of property, plant and equipment, intangible assets and inventories	(139)	(62)	(32)
Share of profit from associates and joint ventures	85	101	118
Income from the sale of associates			28
Operating income	243	462	618
Gain on monetary position, net			403
Finance income	9	23	30
Finance costs	(177)	(187)	(184)
Other financial results	84	175	(808)
Financial results, net	(84)	11	(559)
Profit before income tax	159	473	59
Income tax	(35)	130	32
Profit of the year from continuing operations	124	603	91
(Loss) Profit of the year from discontinued operations	(592)	197	196
(Loss) Profit of the year	(468)	800	287
Other comprehensive income (loss) Items that will not be reclassified to profit or loss
Results related to defined benefit plans	1	2	(4)
Income tax			1
Share of loss from joint ventures			(1)
Items that may be reclassified to profit or loss
Exchange differences on translation	(8)	(9)	1
Other comprehensive loss of the year from continuing operations	(7)	(7)	(3)
Other comprehensive (loss) income of the year from discontinued operations	(33)	(28)	8
Other comprehensive (loss) income of the year	(40)	(35)	5
Total comprehensive (loss) income of the year	(508)	765	292
Total (loss) income of the year attributable to:
Owners of the Company	(367)	692	224
Non - controlling interest	(101)	108	63
Total income (loss) of the year	(468)	800	287
Total (loss) income of the year attributable to owners of the Company:
Continuing operations	132	594	85
Discontinued operations	(499)	98	139
Total income of the year attributable to owners of the company	(367)	692	224
Total comprehensive income of the year attributable to:
Owners of the Company	(393)	672	225
Non - controlling interest	(115)	93	67
Total comprehensive income of the year	(508)	765	292
Total comprehensive income (loss) of the year attributable to owners of the Company:
Continuing operations	124	588	80
Discontinued operations	(517)	84	145
Total comprehensive income (loss) of the year attributable to owners of the company	$ (393)	$ 672	$ 225
(Loss) Earnings per share attributable to the equity holders of the Company during the year
Basic and diluted earnings per share from continuing operations	$ 3.30	$ 12.38	$ 1.63
Basic and diluted (loss) earnings per share from discontinued operations	(12.48)	2.04	2.68
Total basic and diluted (loss) earnings per share	$ (9.18)	$ 14.42	$ 4.31